Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues	$ 173,161,478	$ 167,262,185	$ 143,527,769
Total revenues	173,161,478	167,262,185	143,527,769
Expenses
Voyage expenses	20,433,872	9,594,880	11,429,716
Voyage expenses – related party	2,097,322	2,063,228	1,779,488
Vessels' operating expenses	52,980,264	48,961,137	52,206,248
Vessels' operating expenses – related party	933,616	875,002	911,250
Dry-docking costs	3,602,010	5,312,614	2,641,706
Management fees – related party	4,445,120	4,258,240	4,531,920
General and administrative expenses (including $1,074,549, $1,049,452 and $1,122,233 to related party)	8,333,449	10,309,693	5,331,029
Depreciation	25,252,476	26,076,687	23,707,797
Impairment loss	488,400	0	2,816,873
Net gain on sale of vessels	(538,000)	(46,384)	(7,645,781)
Total expenses	118,028,529	107,405,097	97,710,246
Income from operations	55,132,949	59,857,088	45,817,523
Other (expenses)/income
Interest and finance costs	(2,241,719)	(9,062,562)	(9,956,712)
Gain on derivatives	0	99,286	237,618
Interest income	2,953,442	3,416,221	3,712,239
Foreign exchange loss	(282,697)	(70,692)	(190,722)
Other expenses, net	429,026	(5,617,747)	(6,197,577)
Income before equity in earnings of investees	55,561,975	54,239,341	39,619,946
Equity earnings in joint ventures	5,086,641	15,622,836	12,316,883
Net Income	$ 60,648,616	$ 69,862,177	$ 51,936,829
Earnings per share
Basic	$ 1.64	$ 1.91	$ 1.38
Diluted	$ 1.64	$ 1.9	$ 1.37
Weighted average number of shares
Basic	35,881,239	35,237,059	37,166,449
Diluted	35,896,867	35,333,160	37,236,951